Finance result (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Income from financial investments and marketable securities	[1]	R$ 40,155	R$ 54,954	R$ 26,719
Finance income from indemnification assets and contingencies	[2]	23,723	31,077	6,818
Other finance income		6,409	2,526	2,103
Finance income		70,287	88,557	35,640
Finance costs
Interest on bonds and financing		(117,495)	(108,896)	(43,549)
Interest on account payables for business combinations		(65,207)	(65,725)	(8,158)
Interest on suppliers		(38,228)	(19,810)	(6,609)
Interest on Loans from related parties		0	0	(157)
Bank and collection fees		(5,715)	(3,891)	(6,587)
Interest on provision for tax, civil and labor losses		(58,265)	(52,891)	(34,300)
Interest on Lease Liabilities		(12,717)	(13,143)	(14,984)
Other finance costs		(7,301)	(5,968)	(5,839)
Finance costs		(304,928)	(270,324)	(120,183)
Total finance result		R$ (234,641)	R$ (181,767)	R$ (84,543)

[1]	Refers to income from marketable securities indexed at CDI.
[2]	Refers to finance income from indemnification asset in the amount of R$ 676,255 (presented in note 22.b), in connection with the acquisition of Somos (Vasta’s Predecessor) by Cogna Group (Vasta’s Parent Company).